RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Schedule of carrying values of the Company's financial instruments

Financial Instrument	Category	December 31, 2021	December 31, 2020
Cash and cash equivalents	Amortized cost	$40,313	$37,821
Receivables	Amortized cost	$56	$80
Marketable securities	FVTPL	$5,092	$2,985
Accounts payable and accrued liabilities	Amortized cost	$12,537	$19,755
Lease liabilities	Amortized cost	$1,312	$2,634